UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


                    INVESTMENTS IN SECURITIES (49.41%)
                    ----------------------------------

       PAR                                                                                               FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (8.54%)
                    -----------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (4.22%)
$       9,143,585   Holley Performance Products Inc., Sr. Secured, 12.50%, 07/15/13 *,(a)                $      7,314,868
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.15%)
        2,000,000   Spansion LLC, Sr. Unsecured, 144A, 11.25%, 01/15/16 (Callable 1/15/11 @
                    105.62) *,(a),(b)                                                                           2,001,660
                                                                                                      ---------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                                                    --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                                                    --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (3.17%)
       24,449,000   Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/09 @ 103.00)(a)           5,501,025
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $37,137,483)                                                   14,817,553
                                                                                                      ---------------------
                    BANK LOANS (1.47%)
                    ------------------
        6,183,258   Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%,
                    08/31/09                                                                                       61,833
       38,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                                        869,987
       10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11                    104,054
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                                 120,518
        1,411,200   Le Nature Exit Loan (Libor+300)., 3.50%, 07/23/13                                           1,382,976
                                                                                                      ---------------------
                    TOTAL BANK LOANS (Cost $1,412,900)                                                          2,539,368
                                                                                                      ---------------------
                    CONVERTIBLE BONDS (9.80%)
                    -------------------------
       18,871,942   Ormet Corporation Senior Subordinated Notes, 10.00%, 11/01/10                              16,984,748
                                                                                                      ---------------------
                    TOTAL CONVERTIBLE BONDS (Cost $17,512,465)                                                 16,984,748
                                                                                                      ---------------------

      SHARES
-------------------
                    COMMON STOCK (29.59%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (3.99%)
          875,246   Phosphate Holdings, Inc. *                                                                  6,914,443
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.03%)
        1,372,129   Holley Performance Products Inc. *                                                             13,721
        3,251,684   International Automotive Components Group North America, LLC *                                 32,517
                                                                                                      ---------------------
                                                                                                                   46,238
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.32%)
        2,221,139   ZiLOG, Inc. *                                                                               5,752,750
                                                                                                      ---------------------
                    EXCHANGE TRADED FUND (12.53%)
          200,000   Proshares Ultrashort Real Estate *                                                          1,938,000
          200,000   SPDR Gold Trust *                                                                          19,770,000
                                                                                                      ---------------------
                                                                                                               21,708,000
                                                                                                      ---------------------
                    METAL - ALUMINUM (2.26%)
        3,134,065   Ormet Corp. *                                                                               3,917,581
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


      SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL & GAS DRILLING (1.50%)
        1,929,751   Northern Offshore Ltd. - (Norway) *,(c)                                              $      2,604,131
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (5.96%)
          802,538   USA Mobility, Inc.                                                                         10,336,690
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $105,491,211)                                                     51,279,833
                                                                                                      ---------------------
                    WARRANTS (0.01%)
                    ----------------
                    METAL - ALUMINUM (0.01%)
        1,000,000   Ormet Corp.                                                                                    10,000
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                               10,000
                                                                                                      ---------------------
                    TOTAL INVESTMENTS IN SECURITIES
                    (Cost $164,174,565)                                                                        85,631,502
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((6.94)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((0.16)%)
                    ----------------------------------------------
                    FINANCIAL (BANK & TRUST) ((0.16)%)
         (193,600)  Pacific Captial Bancorp                                                                      (278,784)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(2,924,443))                           (278,784)
                                                                                                      ---------------------

       PAR
-------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((6.78)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((3.49)%)
$      (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 2/15/12 @ 104.88)                       (6,045,000)
                                                                                                      ---------------------
                    HOME FURNISHINGS ((1.62)%)
       (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 6/15/10 102.75)                              (2,820,000)
                                                                                                      ---------------------
                    RETAIL - AUTOMOBILE ((1.67)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13
                    (Callable 8/15/10 @ 101.44)                                                                (2,889,990)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds $(10,820,783))                    (11,754,990)
                                                                                                      ---------------------
                    TOTAL SECURITIES SOLD, NOT YET PURCHASED
                    (Proceeds $(13,745,226))                                                                  (12,033,774)
                                                                                                      ---------------------

     NOTIONAL
-------------------
                    DERIVATIVE CONTRACTS ((30.21)%)
                    -------------------------------
                    CREDIT DEFAULT SWAPS ((30.21)%)
$   2,235,000,000   Purchases Contracts                                                                       (52,363,482)
                                                                                                      ---------------------
                    TOTAL CREDIT DEFAULT SWAPS (Upfront Fees $1,700,000)                                      (52,363,482)
                                                                                                      ---------------------
                    TOTAL DERIVATIVE CONTRACTS
                    (Upfront Fees $1,700,000)                                                                 (52,363,482)
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD,
         NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 12.26%                                                  21,234,246
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 87.74%                                                152,081,948
                                                                                                      ---------------------
         TOTAL MEMBERS' CAPITAL -- 100.00%                                                               $    173,316,194
                                                                                                      =====================

*   Non income-producing security.
(a) Security is in default.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total fair value of Rule 144A securities owned is $2,001,660 which represented 1.15% of Members' Capital at September 30, 2009
(c) Foreign

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


CREDIT DEFAULT SWAPS


SWAP COUNTERPARTY &                        INTEREST    MATURITY       NOTIONAL        UPFRONT            FAIR        % OF MEMBERS'
REFERENCED OBLIGATION                        RATE        DATE          AMOUNT           FEES            VALUE            CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS:

BANK OF AMERICA
  Centex Corp., 5.25%, 6/15/15               2.87      12/20/12     $ 10,000,000    $         --     $   (722,863)       (0.42)
  Lennar Corp., 6.50%, 04/15/2016            5.40      06/20/14       10,000,000              --       (1,278,499)       (0.74)
  Limited Brands, Inc., 6.125%, 12/1/12      3.70      09/20/13       10,000,000              --         (462,173)       (0.27)
  Macy's 7.45%, 07/15/17                     2.98      09/20/13       10,000,000              --          (47,540)       (0.03)
  Mattel Inc., 7.25%, 7/9/12                 0.87      12/20/12       10,000,000              --         (182,923)       (0.10)
  National Rural Utilities Corp.,
    8.00%, 03/01/32                          1.85      09/20/13        5,000,000              --          (46,900)       (0.03)
  Toll Brothers Inc., 6.875%, 11/15/12       2.50      12/20/12        5,000,000              --         (224,164)       (0.13)

GOLDMAN SACHS
  Aramark Corp., 8.50%, 02/01/15             6.15      03/20/12       10,000,000              --         (226,126)       (0.13)
  Bank of America Corp., 6.00%, 1/24/18      2.80      12/20/13       10,000,000              --         (652,399)       (0.38)
  Bank of America Corp., 6.00%, 1/24/18      3.50      12/20/13       20,000,000              --       (1,864,786)       (1.07)
  Bank of America Corp., 6.25%, 4/15/12      0.92      06/20/13       20,000,000              --          135,352         0.08
  Federal Republic of Germany 6.00%, 6/20/16 0.13      09/20/18       50,000,000              --          439,216         0.25
  Federal Republic of Germany 6.00%, 6/20/16 0.13      09/20/18      100,000,000              --          878,432         0.51
  Federal Republic of Germany 6.00%, 6/20/16 0.10      12/20/13      200,000,000              --          630,890         0.36
  French Republic 4.25%, 4/25/19             0.16      12/20/13      100,000,000              --          190,155         0.11
  French Republic 4.25%, 4/25/19             0.39      12/20/13      100,000,000              --         (758,495)       (0.44)
  Kingdom of Sweden 3.875%, 12/29/09         0.60      12/20/13       50,000,000              --         (421,894)       (0.24)
  Kingdom of Sweden 3.875%, 12/29/09         1.02      03/20/14       50,000,000              --       (1,415,335)       (0.82)
  Loews Corp., 5.25%, 03/15/16               1.00      12/20/13       10,000,000              --         (228,803)       (0.13)
  Loews Corp., 5.25%, 03/15/16               0.95      12/20/13       65,000,000              --       (1,354,161)       (0.78)
  Loews Corp., 5.25%, 03/15/16               0.98      12/20/13       10,000,000              --         (220,615)       (0.13)
  Loews Corp., 5.25%, 03/15/16               1.10      12/20/13       50,000,000              --       (1,348,719)       (0.78)
  Loews Corp., 5.25%, 03/15/16               1.05      12/20/13       20,000,000              --         (498,547)       (0.29)
  Macy's 6.625%, 04/01/11                    2.55      03/20/13       10,000,000              --           28,296         0.02
  National Rural Utilities Corp.,
    8.00%, 03/01/32                          1.17      12/20/13       10,000,000              --          145,394         0.08
  Pulte Homes 5.25%, 1/15/14                 4.05      12/20/13       20,000,000              --       (1,997,403)       (1.15)
  Pulte Homes 5.25%, 1/15/14                 3.00      12/20/13       10,000,000              --         (582,998)       (0.34)
  RadioShack Corp., 7.375%, 05/15/11         1.87      12/20/13       10,000,000              --         (391,067)       (0.23)
  RadioShack Corp., 7.375%, 05/15/11         2.00      12/20/13       10,000,000              --         (443,499)       (0.26)
  RadioShack Corp., 7.375%, 05/15/11         2.17      12/20/13       10,000,000              --         (512,064)       (0.29)
  RadioShack Corp., 7.375%, 05/15/11         1.97      03/20/19       50,000,000              --       (2,680,177)       (1.55)
  RadioShack Corp., 7.375%, 05/15/11         2.32      06/20/16       50,000,000              --       (3,760,527)       (2.17)
  Republic of Austria 5.25%, 01/04/11        0.84      12/20/18       50,000,000              --         (760,719)       (0.44)
  Republic of Austria 5.25%, 01/04/11        2.45      03/20/14       25,000,000              --       (2,047,648)       (1.18)
  Republic of Ireland                        0.76      12/20/13       50,000,000              --          979,421         0.57
  Republic of Italy 6.875%, 09/27/23         1.66      03/20/14       25,000,000              --       (1,144,787)       (0.66)
  Republic of Italy 6.875%, 09/27/23         1.84      03/20/14       25,000,000              --       (1,338,336)       (0.77)
  Republic of Italy 6.875%, 09/27/23         1.52      06/20/14       50,000,000              --       (2,023,145)       (1.17)
  Royal Caribbean Cruises, Ltd.,
    6.875%, 12/1/2013                        5.00      06/20/12       20,000,000       1,700,000           25,187         0.01
  Southwest 5.25%, 10/01/14                  2.15      12/20/11       20,000,000              --         (425,316)       (0.24)
  Southwest 5.25%, 10/01/14                  2.20      12/20/13       10,000,000              --         (279,234)       (0.16)
  Spain 5.50%, 7/30/16                       0.76      12/20/13       50,000,000              --         (339,946)       (0.20)
  Spain 5.50%, 7/30/17                       1.10      12/20/13       50,000,000              --       (1,033,864)       (0.60)
  Spain 5.50%, 7/30/17                       1.08      12/20/13       50,000,000              --         (993,046)       (0.57)
  Spain 5.50%, 7/30/17                       1.24      03/20/14       50,000,000              --       (1,341,152)       (0.77)
  State of Florida 5.00%, 06/01/2015         0.46      09/20/18       15,000,000              --          522,806         0.30
  State of Georgia 3.00%, 04/01/27           0.49      12/20/18       40,000,000              --          (14,050)       (0.01)
  State of Mississippi                       0.50      09/20/18       15,000,000              --          171,673         0.10
  State of North Carolina 5.00%, 03/01/20    0.21      09/20/18       65,000,000              --          850,029         0.49
  State of North Carolina 5.00%, 03/01/20    0.24      09/20/18        5,000,000              --           53,986         0.03
  Swiss Confederation                        1.79      03/20/14       50,000,000              --       (3,412,808)       (1.97)
  The Boeing Company 8.75%, 08/15/21         1.75      03/20/14       10,000,000              --         (398,253)       (0.23)
  UKT 4.25%, 06/07/32                        1.17      12/20/13       50,000,000              --       (1,622,043)       (0.93)
  UKT 4.25%, 06/07/32                        1.15      12/20/13       50,000,000              --       (1,580,983)       (0.91)
  UKT 4.25%, 06/07/32                        0.55      12/20/13       50,000,000              --         (349,187)       (0.20)
  United Mexican States 5.875%, 1/15/2014    3.90      04/20/14       10,000,000              --       (1,215,812)       (0.70)
  United Mexican States 7.50%, 04/08/33      3.95      04/20/14        5,000,000              --         (619,770)       (0.36)


CREDIT DEFAULT SWAPS


SWAP COUNTERPARTY &                        INTEREST    MATURITY       NOTIONAL        UPFRONT            FAIR        % OF MEMBERS'
REFERENCED OBLIGATION                        RATE        DATE          AMOUNT           FEES            VALUE            CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS: (CONTINUED)

GOLDMAN SACHS: (CONTINUED)
  United Mexican States 7.50%, 04/08/33      3.60      02/20/14   $   15,000,000    $       --       $ (1,371,521)       (0.79)
  United Mexican States 7.50%, 04/08/33      3.93      04/20/14       10,000,000            --         (1,231,140)       (0.71)
  Universal Health 7.125%, 06/30/16          2.40      12/20/13       10,000,000            --           (729,192)       (0.42)
  Universal Health 7.125%, 06/30/16          2.70      12/20/13       10,000,000            --           (851,500)       (0.49)

JP MORGAN
  Bank of America Corp.                      2.10      06/20/13       10,000,000            --           (337,881)       (0.19)
  Limited Brands, Inc.                       3.45      09/20/13       10,000,000            --           (392,896)       (0.23)
  Macy's, Inc., 7.45%, 07/15/17              3.00      09/20/13       10,000,000            --           (178,622)       (0.10)
  Radioshack Corp., 7.375%, 05/15/11         1.85      12/20/13       10,000,000            --           (367,499)       (0.21)
  Radioshack Corp., 7.375%, 05/15/11         2.08      12/20/13       10,000,000            --           (460,275)       (0.27)

MERRILL LYNCH
  Centex Corp., 5.25%, 06/15/15              3.54      06/20/13       10,000,000            --         (1,053,924)       (0.61)
  Centex Corp., 5.25%, 06/15/15              5.40      12/20/13       10,000,000            --         (1,926,411)       (1.11)
  Centex Corp., 5.25%, 06/15/15              5.33      12/20/13       20,000,000            --         (3,791,789)       (2.19)
  Lennar Corp., 5.95%, 3/1/13                4.58      12/20/12       10,000,000            --           (748,424)       (0.43)
  Lennar Corp., 5.95%, 3/1/13                3.10      12/20/12       10,000,000            --           (296,229)       (0.17)
  Masco Corp., 5.875%, 7/15/12               0.94      12/20/12       10,000,000            --            229,411         0.13
  National Rural Utilities Corp.,
    7.25%, 03/01/12                          0.45      03/20/13       10,000,000            --            366,210         0.21
  National Rural Utilities Corp.,
    8.00%, 03/01/32                          1.30      12/20/13       10,000,000            --            123,330         0.07
  National Rural Utilities Corp.,
    8.00%, 03/01/32                          0.63      03/20/13       10,000,000            --            306,699         0.18
  National Rural Utilities Corp.,
    8.00%, 03/01/32                          0.76      03/20/13       20,000,000            --            527,437         0.30
  Pulte Homes 5.25%, 1/15/14                 4.00      12/20/13       10,000,000            --         (1,016,163)       (0.58)
  Pulte Homes 5.25%, 1/15/14                 3.85      12/20/13       10,000,000            --           (956,626)       (0.55)
  Southwest Airlines Co., 5.25%, 10/1/14     0.57      12/20/12       20,000,000            --            559,654         0.32
  Toll Brothers Inc., 6.875%, 11/15/12       3.20      12/20/13       10,000,000            --           (819,617)       (0.47)
  Toll Brothers Inc., 6.875%, 11/15/12       2.55      12/20/12        5,000,000            --           (232,074)       (0.13)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12      1.82      12/20/12       10,000,000            --            135,285         0.08
  Macy's Inc., 6.625%, 4/1/11                1.50      12/20/12       10,000,000            --            362,215         0.21
                                                                  --------------    ----------       ------------       ------
Total Credit Default Swaps                                        $2,235,000,000    $1,700,000       $(52,363,482)      (30.21)%
                                                                  ==============    ==========       ============       ======

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2009


ASSETS TABLE
-------------------------------------------------------------------------------------------------------------------------
                                                                                              LEVEL 2           LEVEL 3
                                                       TOTAL FAIR                           SIGNIFICANT       SIGNIFICANT
                                                        VALUE AT            LEVEL 1         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                            09/30/2009        QUOTED PRICES        INPUTS            INPUTS
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
        Automotive/Truck Parts & Equipment            $  7,314,868        $        --       $       --        $ 7,314,868
        Electronic Components - Semiconductors           2,001,660                 --               --          2,001,660
        Funeral Services & Related Items                        --                 --               --                 --
        Oil Companies - Exploration & Production         5,501,025                 --               --          5,501,025
                                                      -------------------------------------------------------------------
    TOTAL CORPORATE BONDS                               14,817,553                 --               --         14,817,553
                                                      -------------------------------------------------------------------
    Bank Loans                                           2,539,368                 --               --          2,539,368
    Convertible Bonds                                   16,984,748                 --               --         16,984,748
    Common Stock
        Agricultural Chemicals                           6,914,443          6,914,443               --                 --
        Automotive/Truck Parts & Equipment                  46,238                 --               --             46,238
        Electronic Components - Semiconductors           5,752,750          5,752,750               --                 --
        Exchange Traded Fund                            21,708,000         21,708,000               --                 --
        Metal - Aluminum                                 3,917,581          3,917,581               --                 --
        Oil & Gas Drilling                               2,604,131          2,604,131               --                 --
        Wireless Equipment                              10,336,690         10,336,690               --                 --
                                                      -------------------------------------------------------------------
    TOTAL COMMON STOCK                                  51,279,833         51,233,595               --             46,238
                                                      -------------------------------------------------------------------
    Warrants
        Metal - Aluminum                                    10,000                 --               --             10,000
                                                      -------------------------------------------------------------------
    TOTAL WARRANTS                                          10,000                 --               --             10,000
                                                      -------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                       $ 85,631,502        $51,233,595       $       --        $34,397,907
                                                      -------------------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                                 7,661,078                 --        7,661,078                 --
                                                      -------------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                    $  7,661,078        $        --       $7,661,078        $        --
                                                      -------------------------------------------------------------------
TOTAL ASSETS                                          $ 93,292,580        $51,233,595       $7,661,078        $34,397,907
                                                      -------------------------------------------------------------------


LIABILITIES TABLE
--------------------------------------------------------------------------------------------------------------------------
                                                                                             LEVEL 2           LEVEL 3
                                                      TOTAL FAIR                           SIGNIFICANT       SIGNIFICANT
                                                       VALUE AT            LEVEL 1         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                           09/30/2009        QUOTED PRICES        INPUTS            INPUTS
--------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Financial (Bank & Trust)                      $   (278,784)      $  (278,784)     $         --        $         --
                                                      --------------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED            (278,784)         (278,784)               --                  --
                                                      --------------------------------------------------------------------
    Corporate Bonds Sold, Not Yet Purchased
        Consumer Products - Miscellaneous               (6,045,000)               --                --          (6,045,000)
        Home Furnishings                                (2,820,000)               --                --          (2,820,000)
        Retail - Automobile                             (2,889,990)               --                --          (2,889,990)
                                                      --------------------------------------------------------------------
    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED      (11,754,990)               --                --         (11,754,990)
                                                      --------------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED              $(12,033,774)      $  (278,784)     $         --        $(11,754,990)
                                                      --------------------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                               (60,024,560)               --       (60,024,560)                 --
                                                      --------------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                    $(60,024,560)      $        --      $(60,024,560)       $         --
                                                      --------------------------------------------------------------------
TOTAL LIABILITIES                                     $(72,058,334)      $  (278,784)     $(60,024,560)       $(11,754,990)
                                                      --------------------------------------------------------------------


The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Transfers
                        Balance          Interest       Accrued                    Change in       Net       in and/or    Balance
                         as of          Purchased/     discounts/    Realized     unrealized    purchases/     out of      as of
DESCRIPTION             12/31/08           Sold         premiums    gain/(loss)     app/dep      (sales)      Level 3     9/30/09
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN
SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
     AUTOMOTIVE/TRUCK
     PARTS &
     EQUIPMENT          2,743,075                         (54,068)                  4,625,861                              7,314,868
------------------------------------------------------------------------------------------------------------------------------------
     CELLULAR
     TELECOMMUNICATIONS 1,447,500        166,250             (648)   (5,710,160)    6,858,308   (2,761,250)                        0
------------------------------------------------------------------------------------------------------------------------------------
     ELECTRIC -
     INTEGRATED         8,215,837                           1,215    (3,351,937)    4,865,352   (9,730,467)                        0
------------------------------------------------------------------------------------------------------------------------------------
     ELECTRONIC
     COMPONENTS -
     SEMICONDUCTORS                                        78,518     4,120,232       981,660   (3,178,750)                2,001,660
------------------------------------------------------------------------------------------------------------------------------------
     OIL COMPANIES -
     EXPLORATION &
     PRODUCTION         2,689,390                          (1,456)                  2,813,091                              5,501,025
------------------------------------------------------------------------------------------------------------------------------------
     SATELLITE
     TELECOMMUNICATIONS   147,420                                    (3,149,370)    3,149,370     (147,420)                        0
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL CORPORATE
     BONDS             15,243,222        166,250           23,561    (8,091,235)   23,293,642  (15,817,887)               14,817,553
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     BANK LOANS
------------------------------------------------------------------------------------------------------------------------------------
     BANK LOANS         9,793,852        212,300        1,085,504   (12,775,071)   13,830,186   (9,607,403)                2,539,368
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL BANK LOANS   9,793,852        212,300        1,085,504   (12,775,071)   13,830,186   (9,607,403)                2,539,368
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     CONVERTIBLE
     BONDS
------------------------------------------------------------------------------------------------------------------------------------
     CONVERTIBLE
     BONDS             10,352,247                         752,257                   4,774,221    1,106,023                16,984,748
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL
     CONVERTIBLE
     BONDS             10,352,247                         752,257                   4,774,221    1,106,023                16,984,748
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------------
     AUTOMOTIVE
     (PARTS &
     EQUIPMENT)           462,381                                                    (416,143)                                46,238
------------------------------------------------------------------------------------------------------------------------------------
     METAL - ALUMINUM   2,148,076                                                                           (2,148,076)           0
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL COMMON
     STOCKS             2,610,457                                                    (416,143)              (2,148,076)       46,238
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     WARRANTS
------------------------------------------------------------------------------------------------------------------------------------
     METAL - ALUMINUM      50,000                                                     (40,000)                                10,000
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL WARRANTS        50,000                                                     (40,000)                                10,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     ENDING BALANCE    38,049,778        378,550        1,861,322   (20,866,306)   41,441,906  (24,319,267) (2,148,076)   34,397,907
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                   Transfers
                                             Accrued                     Change in       Net       in and/or
                         Balance as of      discounts/    Realized       unrealized   purchases/     out of      Balance as of
DESCRIPTION                12/31/08          premiums    gain/(loss)      app/dep      (sales)      Level 3        9/30/09
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN
SECURITIES
------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------
     CONSUMER
     PRODUCTS -
     MISCELLANEOUS        (2,881,666)        (80,072)                   (3,083,262)                                (6,045,000)
------------------------------------------------------------------------------------------------------------------------------
     HOME FURNISHING      (1,800,000)         (5,346)                   (1,014,654)                                (2,820,000)
------------------------------------------------------------------------------------------------------------------------------
     RETAIL -
     AUTOMOBILE           (1,205,002)         (8,498)                   (1,676,490)                                (2,889,990)
------------------------------------------------------------------------------------------------------------------------------
     TOTAL CORPORATE
     BONDS                (5,886,668)        (93,916)                   (5,774,406)                               (11,754,990)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
     ENDING BALANCE       (5,886,668)        (93,916)                   (5,774,406)                               (11,754,990)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $7,280,223.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Willow Fund, L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.